Fair Value of Financial Instruments (Details) - Schedule of the Company’s liabilities that are measured at fair value on a recurring basis - $ / shares	1 Months Ended	12 Months Ended
	Oct. 21, 2021	Dec. 31, 2022	Dec. 31, 2021
Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Volatility	6.50%	8.40%	4.60%
Expected term	5 years 9 months	5 years 6 months 21 days	5 years 21 days
Risk-free rate	1.33%	1.30%	3.91%
Probability of acquisition	100.00%	100.00%	7.50%
Dividend yield	0.00%	0.00%	0.00%
Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Volatility	6.50%	8.40%	4.60%
Expected term	5 years 9 months	5 years 6 months 21 days	5 years 21 days
Risk-free rate	1.33%	1.30%	3.91%
Probability of acquisition	100.00%	100.00%	7.50%
Dividend yield	0.00%	0.00%	0.00%
Forward Purchase Units [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 10	$ 10	$ 10
Volatility	6.50%	8.40%	5.20%
Expected term	9 months	6 months 21 days	21 days
Risk-free rate	0.09%	0.21%	4.04%
Probability of acquisition	100.00%	100.00%	7.50%
Dividend yield	0.00%	0.00%	0.00%